H. NOTES PAYABLE AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of notes payable and long-term debt

Notes payable and long-term debt consisted of the following:

	December 31, 2013
	2013	2012
	(in thousands)
Term loan with a U.S. bank with monthly payments of principal and interest at prime plus 1.125% (floor rate: 4.375%), maturing May 3, 2014	$–	$141
Term loan with a U.S. bank with monthly payments of principal and interest at prime plus 0.75% (floor rate: 4%), maturing November 15, 2014	3,076	3,181
Revolving line of credit with a U.S. bank up to $7,000 with interest at prime plus 0.5% (floor rate: 3.75%), maturing November 15, 2015	7,000	8,637
Term loan with a U.S. bank with monthly payments of principal and interest at prime plus 0.75% (floor rate: 4.00%), maturing September 10, 2017	1,850	–
Revolving line of credit with a China bank up to $12,000 with interest at 108%-110% of China Prime rate which ranged from 6.48% to 6.60% in 2013 with various maturity dates from January 2014 to August 2014	7,053	10,668
Revolving line of credit with a China bank up to $3,280 with interest ranged from 4.10% to 4.15% with various maturity dates from January 2014 to March 2014	2,413	–
Note payable to a finance company due in monthly installments with 9% interest, maturing October 31, 2013	–	38
Revolving line of credit with a Taiwan bank up to $4,000 with interest at Taiwan Time Deposit Interest Rate Index plus 0.41% or LIBOR plus 1.28% maturing in December 2014	3,795	–
Note payable to a finance company due in monthly installments with 4.95% interest, maturing July 30, 2015	921	398
Total	26,108	23,063
Less current portion	17,185	13,900
Long term portion	$8,923	$9,163
Bank Acceptance Payable
Bank acceptance notes issued to vendors with a zero percent interest rate, a 30% guarantee deposit of $741, and maturity dates ranging from January 2014 to June 2014	2,347	1,521

Maturities of notes payable and long-term debt	Maturities of notes payable and long-term debt are as follows for the future years ending December 31(in thousands):
2014	$17,185
2015	7,998
2016	529
2017	396
Total outstanding	$26,108